Subsequent event	12 Months Ended
Dec. 31, 2020
Subsequent event
Subsequent event

28.         Subsequent event

Issuance OMA Debt

On April 16, 2021, the Company issued Ps. 3,500,000 through 5- and 7-year term debt securities in the Mexican market.  The 5-year debt security, with a principal amount of Ps. 1,000,000, accrues interest at a variable rate of 28-day TIIE plus 75 basis points with principal amount to be paid at maturity on April 10, 2026.  The 7-year debt security, with a principal amount of Ps. 2,500,000, accrues interest at a fixed rate of 7.83% with principal amount to be paid at maturity on April 7, 2028.   The proceeds of the issuances were used to redeem, on April 19, 2021, the Ps. 3,000,000 debt securities maturing in June 2021 and will fund eligible investments under the Company’s Master Development Program.

2021 Annual Shareholders’ Meeting

The Annual Meeting for the Shareholders of the Company was held on April 21, 2021. The General Ordinary Shareholders’ Meeting approved the declaration and payment of a cash dividend to shareholders of up to Ps. 2,000 million and delegated to the Board of Directors the power to determine the amount to be paid out, which will come from accumulated earnings, as well as the date or dates and forms of payment. The declaration of the aforementioned dividend will become effective as of the date the Board makes its determination.